UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-1018

Dreyfus Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	3/31/12

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Mid-Cap Growth Fund
March 31, 2012 (Unaudited)

Common Stocks--97.3%	Shares	Value ($)
Consumer Discretionary--14.4%
American Eagle Outfitters	118,890	2,043,719
CBS, Cl. B	83,930	2,846,066
Dick's Sporting Goods	45,790	2,201,583
Harman International Industries	40,720	1,906,103
International Game Technology	138,040	2,317,692
Interpublic Group of Cos.	180,000	2,053,800
LKQ	62,350a	1,943,450
Under Armour, Cl. A	22,350a,b	2,100,900
Williams-Sonoma	54,460	2,041,161
		19,454,474
Consumer Staples--3.0%
Estee Lauder, Cl. A	31,370	1,943,058
Whole Foods Market	25,110	2,089,152
		4,032,210
Energy--10.2%
Concho Resources	24,550a	2,506,064
Oil States International	28,350a	2,213,001
Plains Exploration & Production	44,690a	1,906,029
Range Resources	43,280	2,516,299
Rowan	62,630a	2,062,406
Whiting Petroleum	48,300a	2,622,690
		13,826,489
Financial--10.5%
Associated Banc-Corp	144,570	2,018,197
Hudson City Bancorp	268,640	1,963,758
Mid-America Apartment Communities	30,140c	2,020,284
Prosperity Bancshares	59,650	2,731,970
SVB Financial Group	43,490a	2,798,147
T. Rowe Price Group	40,450	2,641,385
		14,173,741

Health Care--13.3%
Alexion Pharmaceuticals	23,020a	2,137,637
Allscripts Healthcare Solutions	110,020a	1,826,332
AmerisourceBergen	44,360	1,760,205
Catalyst Health Solutions	29,600a	1,886,408
Hologic	161,840a	3,487,652
Intuitive Surgical	3,750a	2,031,562
Mednax	35,030a	2,605,181
SXC Health Solutions	30,730a	2,303,521
		18,038,498
Industrial--13.2%
AMETEK	40,403	1,959,950
Dover	31,360	1,973,798
EMCOR Group	63,490	1,759,943
Hexcel	78,500a	1,884,785
Jacobs Engineering Group	50,290a	2,231,367
Roper Industries	20,059	1,989,050
Triumph Group	32,980	2,066,527
Verisk Analytics, Cl. A	43,950a	2,064,332
Waste Connections	59,812	1,945,684
		17,875,436
Information Technology--31.2%
Akamai Technologies	54,410a	1,996,847
Alliance Data Systems	23,090a,b	2,908,416
Check Point Software Technologies	32,140a	2,051,818
Citrix Systems	39,100a	3,085,381
Electronic Arts	116,950a	1,927,336
Fortinet	74,050a	2,047,482
JDS Uniphase	144,540a	2,094,385
Linear Technology	57,920	1,951,904
LSI	239,080a	2,075,214
Marvell Technology Group	118,730a	1,867,623
MICROS Systems	48,850a	2,700,916
Nuance Communications	73,780a	1,887,292
Rackspace Hosting	36,230a	2,093,732
SanDisk	36,220a	1,796,150
Skyworks Solutions	103,170a	2,852,651

Synopsys	65,080a	1,995,353
Teradata	30,310a	2,065,627
Total System Services	120,010	2,768,631
Vantiv, Cl. A	103,910	2,039,753
		42,206,511
Materials--1.5%
Westlake Chemical	31,960	2,070,688
Total Common Stocks
(cost $111,744,671)		131,678,047

Other Investment--1.9%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,635,956)	2,635,956a	2,635,956
Investment of Cash Collateral for
Securities Loaned--3.4%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $4,608,852)	4,608,852a	4,608,852
Total Investments (cost $118,989,479)	102.6%	138,922,855
Liabilities, Less Cash and Receivables	(2.6%)	(3,578,999)
Net Assets	100.0%	135,343,856

a	Non-income producing security.
b	Security, or portion thereof, on loan. At March 31, 2012, the value of the fund's securities on loan was $4,515,690 and the value of the collateral held by the fund was $4,608,852.
c	Investment in real estate investment trust.
d	Investment in affiliated money market mutual fund.

At March 31, 2012, net unrealized appreciation on investments was $19,933,376 of which $21,228,979 related to appreciated investment securities and $1,295,603 related to depreciated investment securities. At March 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	31.2

Consumer Discretionary	14.4
Health Care	13.3
Industrial	13.2
Financial	10.5
Energy	10.2
Money Market Investments	5.3
Consumer Staples	3.0
Materials	1.5
102.6
† Based on net assets.

The following is a summary of the inputs used as of March 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	129,626,229	-	-	129,626,229
Equity Securities - Foreign+	2,051,818	-	-	2,051,818
Mutual Funds	7,244,808	-	-	7,244,808
+ See Statement of Investments for additional detailed categorizations.

For the period ended March 31, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 23, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	May 23, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)